Intangible assets	11 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
Intangible assets

	Utrophin program acquired £000	Discuva Platform acquired £000	Option over non-financial assets £000	Other patents and licenses £000	Total £000
Cost
At February 1, 2019	3,321	10,670	668	222	14,881
Additions	—	—	—	106	106
At December 31, 2019	3,321	10,670	668	328	14,987
Accumulated amortization
At February 1, 2019	(3,321)	(818)	(49)	(89)	(4,277)
Charge for the period	—	(677)	(45)	(38)	(760)
At December 31, 2019	(3,321)	(1,495)	(94)	(127)	(5,037)
Net book amount
At February 1, 2019	—	9,852	619	133	10,604
At December 31, 2019	—	9,175	574	201	9,950

	Utrophin program acquired £000	Discuva Platform acquired £000	Option over non-financial assets £000	Other patents and licenses £000	Total £000
Cost
At February 1, 2018	3,321	10,670	668	265	14,924
Additions	—	—	—	6	6
Disposals	—	—	—	(49)	(49)
At January 31, 2019	3,321	10,670	668	222	14,881
Accumulated amortization
At February 1, 2018	—	(79)	(4)	(56)	(139)
Charge for the year	—	(739)	(45)	(45)	(829)
Impairment	(3,321)	—	—	—	(3,321)
Disposals	—	—	—	12	12
At January 31, 2019	(3,321)	(818)	(49)	(89)	(4,277)
Net book amount
At February 1, 2018	3,321	10,591	664	209	14,785
At January 31, 2019	—	9,852	619	133	10,604

Amortization of intangible assets is included in the line ‘Research and development’ shown on the face of the Consolidated Statement of Comprehensive Income.
In accordance with IAS 36, intangible assets not subject to amortization and the associated goodwill are reviewed for impairment annually or whenever there is an indication that the intangible asset may be impaired. The recoverable amount of an asset or a cash-generating unit is defined as the higher of its fair value and its value in use.
MuOx Limited goodwill and utrophin program acquired cash-generating unit
As discussed in Note 9 'Impairment of goodwill and intangible assets,' as a result of the Group's decision in June 2018 to discontinue development of ezutromid, an impairment charge of £4.0 million was recognized during the year January 31, 2019, representing the full aggregate carrying value of the intangible asset of £3.3 million and goodwill of £0.7 million.
15. Intangible assets (continued)
Discuva Limited goodwill and Discuva Platform acquired cash-generating unit
The Discuva Platform acquired as part of the acquisition of Discuva Limited and the associated goodwill have been reviewed for impairment. However, the Company was unable to produce a value in use model to measure the recoverable amount as reliable future cash flows cannot yet be determined. The Company has assessed whether the fair value of these assets, determined upon acquisition of Discuva Limited in December 2017, still remain appropriate through evaluating the following seven factors:

•	there has been any significant change in the results of the Investee Company compared to budget plan or milestone;

•	there have been any changes in expectation that technical milestones will be achieved;

•	there has been any significant change in the market for the Investee Company or its products or potential products;

•	there has been any significant change in the global economy or the economic environment in which the Investee Company operates;

•	there has been any significant change in the observable performance of comparable companies, or in the valuations implied by the overall market;

•	any internal matters such as fraud, commercial disputes, litigation, changes in management or strategy; and

•	evidence from external transactions in the investee’s equity, either by the investee (such as a fresh issue of equity), or by transfers of equity instruments between third parties.

The key milestone events that were considered as part of the milestone analysis approach are as follows:

•	research and development milestones achieved; and

•	external transactions achieved.

The key sensitivity is our ability to meet ongoing milestone events; if these milestone events are not achieved as expected, this would likely result in a material impairment of the Platform up to and including full impairment.